INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning balance	$ 15,286	$ 8,969	$ 13,538
Additions for tax positions of current year	716	8,753	157
Reduction due to statute of limitation of prior years	(1,219)
Reduction of prior years' provision		(2,436)
Expiration of prior years provision due to TJP closure			(6,472)
Additions for tax positions of prior years			779
Translation differences			967
Ending balance	$ 14,783	$ 15,286	$ 8,969